Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance for deferred tax assets	$ 44,458	$ 38,955	$ 42,967
Increase (decrease) in the total valuation allowance	5,500	(4,000)	(400)
Deferred tax liability for investments in foreign subsidiaries	4,487	34,983	52,408
Unrecognized tax benefit, potentially expire in 2021	15,000
Total unrecognized tax benefits net of potential benefits	81,000	101,600	162,200
Interest and penalties recognized as an expense	3,000	2,000	4,200
Total accrued interest and penalties	22,300	24,200	27,100
Other Comprehensive Income
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Increase (decrease) in the total valuation allowance	1,500	(700)	700
Income tax expense
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Increase (decrease) in the total valuation allowance	4,000	(5,300)	(1,100)
Tax of business acquired
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Increase (decrease) in the total valuation allowance		2,000
Ireland
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional tax credit carryforwards not subject to expiration	18,900	15,600	16,900
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax credit carry forward	509,600	317,000	204,000
Increase recognized within income tax expense	192,600
Alternative minimum tax credit carry forwards	700
Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	6,706	8,000	1,700
Other non-U.S subsidiaries operating loss carryforwards for income tax	0
State NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	311,649	277,800	331,400
Other non-U.S subsidiaries operating loss carryforwards for income tax	12,926
Other
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional tax credit carryforwards not subject to expiration	4,900	2,700	4,300
Other non-U.S subsidiaries operating loss carryforwards for income tax	$ 45,300	$ 42,400	$ 42,900
Tax credit carry forward, expiration period (in years)	18 years
Other | Tax Year 2026 To 2045
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	$ 1,800